JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 3.4%
GE Aerospace	97	27,608
Howmet Aerospace, Inc.	67	15,401
RTX Corp.	62	11,957
TransDigm Group, Inc.	5	5,691
		60,657
Automobiles — 3.1%
Tesla, Inc. *	152	56,558
Banks — 0.3%
Bank of America Corp.	125	6,081
Beverages — 0.4%
PepsiCo, Inc.	45	6,986
Biotechnology — 3.8%
AbbVie, Inc.	178	38,798
Alnylam Pharmaceuticals, Inc. *	14	4,543
Insmed, Inc. *	39	6,330
Neurocrine Biosciences, Inc. *	37	4,894
Regeneron Pharmaceuticals, Inc.	12	9,656
Vertex Pharmaceuticals, Inc. *	11	4,742
		68,963
Broadline Retail — 5.9%
Amazon.com, Inc. *	508	105,826
Building Products — 0.7%
Trane Technologies plc	32	13,339
Capital Markets — 2.5%
Charles Schwab Corp. (The)	132	12,441
CME Group, Inc.	15	4,274
Evercore, Inc., Class A	8	2,397
Goldman Sachs Group, Inc. (The)	11	8,980
Interactive Brokers Group, Inc., Class A	116	7,777
Morgan Stanley	37	6,101
State Street Corp.	22	2,830
		44,800
Chemicals — 0.3%
Linde plc	13	6,231
Communications Equipment — 1.3%
Arista Networks, Inc. *	111	13,642
Ciena Corp. *	10	3,693
Motorola Solutions, Inc.	15	6,596
		23,931
Construction & Engineering — 0.5%
Quanta Services, Inc.	15	8,104

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 0.7%
American Express Co.	29	8,567
Capital One Financial Corp.	24	4,422
		12,989
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	13	13,335
US Foods Holding Corp. *	118	10,850
		24,185
Electric Utilities — 0.7%
NextEra Energy, Inc.	83	7,739
Southern Co. (The)	45	4,351
		12,090
Electrical Equipment — 0.6%
GE Vernova, Inc.	13	11,331
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	122	15,378
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	81	4,971
Entertainment — 1.5%
Netflix, Inc. *	208	19,982
Walt Disney Co. (The)	78	7,507
		27,489
Financial Services — 2.9%
Mastercard, Inc., Class A	79	39,404
Visa, Inc., Class A	43	13,099
		52,503
Ground Transportation — 1.0%
Uber Technologies, Inc. *	208	14,945
Union Pacific Corp.	11	2,608
		17,553
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp. *	67	4,183
Intuitive Surgical, Inc. *	10	4,671
Stryker Corp.	19	6,446
		15,300
Health Care Providers & Services — 0.5%
Cigna Group (The)	15	3,928
McKesson Corp.	6	5,588
		9,516
Health Care REITs — 0.4%
Ventas, Inc.	92	7,480
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	1	5,027

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Chipotle Mexican Grill, Inc., Class A *	212	6,798
DoorDash, Inc., Class A *	51	7,685
Hilton Worldwide Holdings, Inc.	49	14,723
McDonald's Corp.	25	7,746
		41,979
Insurance — 0.5%
Arthur J Gallagher & Co.	40	8,640
Interactive Media & Services — 10.7%
Alphabet, Inc., Class A	285	81,754
Alphabet, Inc., Class C	136	39,062
Meta Platforms, Inc., Class A	127	72,811
		193,627
IT Services — 0.4%
GoDaddy, Inc., Class A *	39	3,235
International Business Machines Corp.	15	3,626
		6,861
Oil, Gas & Consumable Fuels — 0.5%
EOG Resources, Inc.	58	8,388
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	80	5,295
Pharmaceuticals — 3.2%
Eli Lilly & Co.	38	34,995
Jazz Pharmaceuticals plc *	14	2,764
Johnson & Johnson	69	16,806
Zoetis, Inc.	32	3,781
		58,346
Semiconductors & Semiconductor Equipment — 20.7%
Advanced Micro Devices, Inc. *	40	8,207
Analog Devices, Inc.	19	6,024
Broadcom, Inc.	265	82,083
KLA Corp.	8	11,641
Lam Research Corp.	83	17,738
Micron Technology, Inc.	7	2,459
NVIDIA Corp.	1,361	237,270
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	27	9,153
		374,575
Software — 13.5%
AppLovin Corp., Class A *	15	5,872
Autodesk, Inc. *	23	5,433
Cadence Design Systems, Inc. *	31	8,533
Crowdstrike Holdings, Inc., Class A *	13	5,126
Intuit, Inc.	30	12,886
Microsoft Corp.	452	167,300
Nutanix, Inc., Class A *	57	2,166

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Oracle Corp.	39	5,834
Palantir Technologies, Inc., Class A *	86	12,597
Rubrik, Inc., Class A *	56	2,734
ServiceNow, Inc. *	158	16,542
		245,023
Specialized REITs — 0.2%
Equinix, Inc.	3	3,247
Specialty Retail — 1.3%
Lowe's Cos., Inc.	63	14,858
TJX Cos., Inc. (The)	57	9,124
		23,982
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc.	690	175,021
Seagate Technology Holdings plc	25	9,906
Western Digital Corp.	40	10,775
		195,702
Tobacco — 0.7%
Philip Morris International, Inc.	77	12,803
Total Common Stocks (Cost $874,644)		1,790,729
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $18,155)	18,153	18,155
Total Investments — 99.9% (Cost $892,799)		1,808,884
Other Assets in Excess of Liabilities — 0.1%		969
NET ASSETS — 100.0%		1,809,853

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	56	06/18/2026	USD	18,393	(277)

Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,808,884	$—	$—	$1,808,884
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(277)	$—	$—	$(277)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$10,767	$231,608	$224,221	$2	$(1)	$18,155	18,153	$482	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	18,602	18,602	—	—	—	—	7	—
Total	$10,767	$250,210	$242,823	$2	$(1)	$18,155		$489	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.